Supplement dated September 24, 2026 to the Statement of Additional Information (“SAI”), dated April 1, 2026, as may be revised or supplemented from time to time, for the following fund:

VAUGHAN NELSON SELECT FUND

(the “Fund”)

Effective immediately, the table under the third paragraph in the section “Portfolio Holdings Information” of the SAI is hereby amended to include the following:

Entity	Fund(s)	Type	Frequency	Purpose
Ridgeline, Inc.	Certain Funds	Full portfolio holdings	Daily	Hosting of Portfolio Accounting and Trade Order Management and Compliance Systems; Corporate Actions; Trade Settlements; Pricing, and Reconciliations

Effective immediately, the information for NIM-os, LLC in the table under the third paragraph in the section “Portfolio Holdings Information” of the SAI is hereby amended and restated as follows:

Entity	Fund(s)	Type	Frequency	Purpose
NIM-os, LLC	Certain Funds	Full portfolio holdings	Daily	Hosting of Portfolio Accounting and Trade Order Management and Compliance Systems; Corporate Actions; Trade Settlements; Pricing, and Reconciliations